Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	$ 98.8	$ 88.1	$ 79.3
Derivative financial liabilities	0.0	6.8
Borrowings	1,079.3	1,078.1
Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	1,089.6	1,191.6
Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	34.5	30.9
Environmental trust funds | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	2.9	2.9
Environmental trust funds | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	95.9	85.2
Trade receivables from provisional copper sales | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	29.6	25.8
Asanko redeemable preference shares | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Asanko redeemable preference shares	60.3	94.5
Oil derivative contracts | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Oil derivative contracts	0.0	5.1
Loan advanced – contractor | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Loan advanced – contractor	23.4	27.3
Foreign currency derivative contracts | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	0.0	6.8
Level 1 | Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	1,006.1	1,108.1
Level 1 | Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	34.5	30.9
Level 1 | Environmental trust funds | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	0.0
Level 1 | Environmental trust funds | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	0.0
Level 1 | Trade receivables from provisional copper sales | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	0.0	0.0
Level 1 | Asanko redeemable preference shares | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Asanko redeemable preference shares	0.0	0.0
Level 1 | Oil derivative contracts | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Oil derivative contracts	0.0	0.0
Level 1 | Loan advanced – contractor | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Loan advanced – contractor	0.0
Level 1 | Foreign currency derivative contracts | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	0.0	0.0
Level 2 | Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	0.0	0.0
Level 2 | Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	0.0	0.0
Level 2 | Environmental trust funds | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	2.9	2.9
Level 2 | Environmental trust funds | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	95.9	85.2
Level 2 | Trade receivables from provisional copper sales | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	29.6	25.8
Level 2 | Asanko redeemable preference shares | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Asanko redeemable preference shares	0.0	0.0
Level 2 | Oil derivative contracts | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Oil derivative contracts	0.0	5.1
Level 2 | Loan advanced – contractor | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Loan advanced – contractor	0.0	0.0
Level 2 | Foreign currency derivative contracts | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	0.0	6.8
Level 3 | Financial liabilities not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Borrowings	83.5	83.5
Level 3 | Investments – listed | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Investments – listed	0.0	0.0
Level 3 | Environmental trust funds | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	0.0
Level 3 | Environmental trust funds | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Environmental trust funds	0.0	0.0
Level 3 | Trade receivables from provisional copper sales | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Trade receivables from provisional copper sales	0.0	0.0
Level 3 | Asanko redeemable preference shares | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Asanko redeemable preference shares	60.3	94.5
Level 3 | Oil derivative contracts | Financial assets measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Oil derivative contracts	0.0	0.0
Level 3 | Loan advanced – contractor | Financial assets not measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Loan advanced – contractor	23.4	27.3
Level 3 | Foreign currency derivative contracts | Financial liabilities measured at fair value
Disclosure of fair value measurement of assets and liability [line items]
Derivative financial liabilities	$ 0.0	$ 0.0